BNY Mellon Dynamic Value Fund
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4%
Automobiles & Components — 1.5%
Ford Motor Co.	5,356,982	93,425,766
General Motors Co.	1,108,062	92,235,081
		185,660,847
Banks — 8.2%
Citigroup, Inc.	1,493,129	187,984,941
Fifth Third Bancorp	3,403,162	169,919,879
First Horizon Corp.	4,797,311	116,238,846
JPMorgan Chase & Co.	1,379,225	412,815,835
Truist Financial Corp.	2,129,259	102,651,576
		989,611,077
Capital Goods — 7.4%
Carlisle Companies, Inc.	205,790	70,958,450
Carrier Global Corp.	1,173,496	74,951,190
Cummins, Inc.	97,457	63,018,620
Deere & Co.	196,542	106,561,142
Dover Corp.	307,873	65,072,037
Ferguson Enterprises, Inc.	280,153	63,306,173
Honeywell International, Inc.	630,763	150,033,287
Hubbell, Inc.	146,463	69,366,341
L3Harris Technologies, Inc.	259,455	81,775,027
Regal Rexnord Corp.	477,663	96,373,287
RTX Corp.	346,083	62,177,272
		903,592,826
Commercial & Professional Services — .5%
Veralto Corp.	769,075	63,241,037
Consumer Discretionary Distribution & Retail — 4.3%
Amazon.com, Inc.(a)	1,480,295	400,627,039
Lowe’s Companies, Inc.	549,060	117,696,501
		518,323,540
Consumer Services — .4%
Las Vegas Sands Corp.	1,017,693	51,464,735
Consumer Staples Distribution & Retail — .9%
Target Corp.	838,421	106,538,157
Energy — 7.7%
ConocoPhillips	1,155,077	131,655,676
Diamondback Energy, Inc.	516,058	98,814,786
EQT Corp.	1,195,416	65,664,201
Marathon Petroleum Corp.	580,178	144,330,881
Occidental Petroleum Corp.	1,781,828	100,904,919
Phillips 66	654,776	115,162,003
SLB Ltd.	5,150,883	280,980,668
		937,513,134
Equity Real Estate Investment Trusts — 1.2%
Weyerhaeuser Co.(b)	5,852,731	143,450,437
Financial Services — 7.7%
Berkshire Hathaway, Inc., Cl. B(a)	665,831	315,923,493
Capital One Financial Corp.	490,145	92,112,950
Morgan Stanley	1,005,714	209,188,512

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Financial Services — 7.7% (continued)
Rocket Cos., Inc., Cl. A(a)	3,918,921	56,863,544
The Goldman Sachs Group, Inc.	142,323	145,960,776
Voya Financial, Inc.	1,362,953	110,699,042
		930,748,317
Food, Beverage & Tobacco — 2.2%
Philip Morris International, Inc.	882,444	156,527,917
The Coca-Cola Company	1,462,545	115,555,680
		272,083,597
Health Care Equipment & Services — 6.7%
Alcon AG	933,190	61,861,165
Edwards Lifesciences Corp.(a)	1,087,365	94,024,452
Elevance Health, Inc.	527,794	207,523,323
Medtronic PLC	859,092	63,409,580
UnitedHealth Group, Inc.	1,000,662	380,561,765
		807,380,285
Household & Personal Products — 3.1%
Colgate-Palmolive Co.	3,084,795	278,032,573
The Estee Lauder Companies, Inc., Cl. A	1,100,861	97,921,586
		375,954,159
Insurance — 6.2%
American International Group, Inc.	1,659,974	123,219,870
Aon PLC, Cl. A	391,546	123,752,029
Assurant, Inc.	1,218,462	303,238,638
Chubb Ltd.	455,513	141,997,067
The Hartford Insurance Group, Inc.	497,398	63,234,208
		755,441,812
Materials — 5.7%
CRH PLC	1,414,502	153,883,672
Freeport-McMoRan, Inc.	2,218,915	145,804,905
Newmont Corp.	1,942,083	213,260,134
Packaging Corp. of America	809,249	177,152,699
		690,101,410
Media & Entertainment — 5.6%
Alphabet, Inc., Cl. A	636,576	242,115,316
EchoStar Corp., Cl. A(a)	215,857	27,886,566
Meta Platforms, Inc., Cl. A	102,775	65,006,215
Omnicom Group, Inc.	2,506,490	182,246,888
The Walt Disney Company	1,548,286	157,661,963
		674,916,948
Pharmaceuticals, Biotechnology & Life Sciences — 7.7%
Bristol-Myers Squibb Co.	1,950,476	111,528,218
Gilead Sciences, Inc.	907,000	121,928,010
Jazz Pharmaceuticals PLC(a)	296,043	70,011,209
Johnson & Johnson	1,349,916	304,176,572
Pfizer, Inc.	5,086,937	133,176,011
Thermo Fisher Scientific, Inc.	389,099	191,635,148
		932,455,168
Semiconductors & Semiconductor Equipment — 9.3%
Advanced Micro Devices, Inc.(a)	242,327	125,064,965
Applied Materials, Inc.	740,073	333,077,254
Intel Corp.(a)	1,577,998	180,964,811

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Semiconductors & Semiconductor Equipment — 9.3% (continued)
Marvell Technology, Inc.	568,166	116,474,030
QUALCOMM, Inc.	307,746	77,250,401
Texas Instruments, Inc.	971,458	296,955,281
		1,129,786,742
Software & Services — 3.2%
Akamai Technologies, Inc.(a)	794,855	118,862,617
Dolby Laboratories, Inc., Cl. A	1,273,889	71,095,745
International Business Machines Corp.	653,726	194,679,603
		384,637,965
Technology Hardware & Equipment — 4.1%
Cisco Systems, Inc.	2,939,427	353,965,799
Seagate Technology Holdings PLC	79,393	69,849,961
Western Digital Corp.	131,764	69,994,355
		493,810,115
Telecommunication Services — .9%
AT&T, Inc.	4,585,362	113,716,978
Transportation — 3.5%
CSX Corp.	2,040,367	92,347,010
Delta Air Lines, Inc.	2,834,744	233,809,685
FedEx Corp.	232,709	95,817,931
		421,974,626
Utilities — 1.4%
Constellation Energy Corp.	335,891	96,652,635
NRG Energy, Inc.	593,697	79,602,894
		176,255,529
Total Equity Securities - Common Stocks (cost $10,133,752,907)		12,058,659,441

	1-Day Yield (%)
Investment Companies — .5%
Registered Investment Companies — .5%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $57,272,729)	3.68	57,272,729	57,272,729
Total Investments (cost $10,191,025,636)		99.9%	12,115,932,170
Cash and Receivables (Net)		.1%	7,276,329
Net Assets		100.0%	12,123,208,499

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Dynamic Value Fund
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	12,058,659,441	—	—	12,058,659,441
Investment Companies	57,272,729	—	—	57,272,729
	12,115,932,170	—	—	12,115,932,170

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At May 31, 2026, accumulated net unrealized appreciation on investments was $1,924,906,534, consisting of $2,129,438,128 gross unrealized appreciation and $204,531,594 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.